Asset Retirement Obligations - Additional Information (Detail) - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Asset Retirement Obligations [Line Items]
Long-term inflation assumption of current costs (as a percent)	2.00%
Revaluation adjustment	$ 0	$ 3,000,000
Asset retirement obligations recorded	$ 14,000,000	$ 13,000,000
Minimum [Member]
Asset Retirement Obligations [Line Items]
Discounted future expenditures (as a percent)	2.00%
Maximum [Member]
Asset Retirement Obligations [Line Items]
Discounted future expenditures (as a percent)	4.00%